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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, Inc. 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 68.9%
CONSUMER DISCRETIONARY 7.1%
Automobiles 0.8%
Ford Motor Co.	938,800	$11,331,316
Distributors 0.2%
Genuine Parts Co.	27,100	2,722,195
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	133,400	8,180,088
Extended Stay America, Inc.	550,000	7,810,000
Total		15,990,088
Internet & Direct Marketing Retail —%
Amazon.com, Inc. (a)	550	460,521
Media 1.6%
Comcast Corp., Class A	251,800	16,704,412
News Corp., Class A	475,500	6,647,490
Total		23,351,902
Specialty Retail 3.4%
Best Buy Co., Inc.	256,700	9,800,806
Home Depot, Inc. (The)	136,100	17,513,348
Lowe’s Companies, Inc.	174,300	12,586,203
Staples, Inc.	650,000	5,557,500
Urban Outfitters, Inc. (a)	104,300	3,600,436
Total		49,058,293
TOTAL CONSUMER DISCRETIONARY		102,914,315
CONSUMER STAPLES 5.6%
Beverages 0.1%
PepsiCo, Inc.	6,800	739,636
Food & Staples Retailing 2.4%
Kroger Co. (The)	134,000	3,977,120
SYSCO Corp.	237,800	11,654,578
Wal-Mart Stores, Inc.	222,700	16,061,124
Walgreens Boots Alliance, Inc.	43,200	3,482,784
Total		35,175,606
Food Products 0.9%
Tyson Foods, Inc., Class A	180,200	13,455,534
Tobacco 2.2%
Altria Group, Inc.	311,800	19,715,114

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	127,400	$12,385,828
Total		32,100,942
TOTAL CONSUMER STAPLES		81,471,718
ENERGY 5.0%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	47,700	2,407,419
National Oilwell Varco, Inc.	58,600	2,152,964
Total		4,560,383
Oil, Gas & Consumable Fuels 4.7%
BP PLC, ADR	215,000	7,559,400
Cabot Oil & Gas Corp.	82,700	2,133,660
Chevron Corp. (b)	39,500	4,065,340
ConocoPhillips	330,000	14,345,100
Exxon Mobil Corp.	253,800	22,151,664
Suncor Energy, Inc.	147,500	4,097,550
Valero Energy Corp.	249,800	13,239,400
Total		67,592,114
TOTAL ENERGY		72,152,497
FINANCIALS 10.3%
Banks 4.4%
Bank of America Corp.	350,000	5,477,500
Citigroup, Inc.	227,900	10,763,717
Fifth Third Bancorp	494,600	10,119,516
First Hawaiian, Inc. (a)	125,000	3,357,500
JPMorgan Chase & Co.	284,400	18,938,196
PacWest Bancorp	195,000	8,367,450
SunTrust Banks, Inc.	14,000	613,200
Wells Fargo & Co.	120,000	5,313,600
Total		62,950,679
Capital Markets 2.3%
Ares Capital Corp.	485,000	7,517,500
CME Group, Inc.	9,700	1,013,844
S&P Global, Inc.	112,700	14,263,312
T. Rowe Price Group, Inc.	166,100	11,045,650
Total		33,840,306
Consumer Finance 0.6%
Discover Financial Services	46,100	2,606,955
Navient Corp.	406,100	5,876,267
Total		8,483,222
Insurance 2.3%
Aflac, Inc.	177,200	12,735,364

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Marsh & McLennan Companies, Inc.	58,100	$3,907,225
MetLife, Inc.	85,000	3,776,550
Prudential Financial, Inc.	120,100	9,806,165
Validus Holdings Ltd.	75,000	3,736,500
Total		33,961,804
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Blackstone Mortgage Trust, Inc.	70,000	2,061,500
Starwood Property Trust, Inc.	330,000	7,431,600
Total		9,493,100
TOTAL FINANCIALS		148,729,111
HEALTH CARE 10.0%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc. (a)	26,200	3,210,548
Alkermes PLC (a)	29,500	1,387,385
Amgen, Inc.	45,000	7,506,450
Biogen, Inc. (a)	19,000	5,947,570
BioMarin Pharmaceutical, Inc. (a)	21,100	1,952,172
Celgene Corp. (a)	57,500	6,010,475
Incyte Corp. (a)	26,000	2,451,540
Vertex Pharmaceuticals, Inc. (a)	34,600	3,017,466
Total		31,483,606
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	90,800	4,322,080
Hologic, Inc. (a)	154,800	6,010,884
Medtronic PLC	85,000	7,344,000
Total		17,676,964
Health Care Providers & Services 1.9%
Aetna, Inc.	15,100	1,743,295
AmerisourceBergen Corp.	58,100	4,693,318
Cardinal Health, Inc.	97,500	7,575,750
Express Scripts Holding Co. (a)	139,100	9,810,723
McKesson Corp.	16,900	2,818,075
Total		26,641,161
Pharmaceuticals 4.7%
Johnson & Johnson	144,600	17,081,598
Merck & Co., Inc.	394,000	24,589,540
Pfizer, Inc.	778,909	26,381,648
Total		68,052,786
TOTAL HEALTH CARE		143,854,517

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 6.8%
Aerospace & Defense 2.3%
Boeing Co. (The)	109,000	$14,359,660
Lockheed Martin Corp.	54,000	12,944,880
Raytheon Co.	49,500	6,738,435
Total		34,042,975
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	66,800	7,305,248
Airlines 1.1%
Delta Air Lines, Inc.	288,000	11,335,680
United Continental Holdings, Inc. (a)	94,900	4,979,403
Total		16,315,083
Commercial Services & Supplies 0.1%
Waste Management, Inc.	18,800	1,198,688
Electrical Equipment 0.4%
Emerson Electric Co.	97,200	5,298,372
Industrial Conglomerates 0.9%
3M Co.	28,600	5,040,178
General Electric Co.	250,000	7,405,000
Total		12,445,178
Machinery 1.0%
Illinois Tool Works, Inc.	118,800	14,236,992
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	95,000	7,907,800
TOTAL INDUSTRIALS		98,750,336
INFORMATION TECHNOLOGY 14.5%
Communications Equipment 2.0%
Cisco Systems, Inc.	814,200	25,826,424
F5 Networks, Inc. (a)	19,500	2,430,480
Total		28,256,904
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	250,000	5,912,500
Internet Software & Services 3.4%
Alphabet, Inc., Class A (a)	16,200	13,025,772
Facebook, Inc., Class A (a)	187,200	24,012,144
VeriSign, Inc. (a)	145,100	11,352,624
Total		48,390,540

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.0%
Automatic Data Processing, Inc.	90,000	$7,938,000
Leidos Holdings, Inc.	90,000	3,895,200
MasterCard, Inc., Class A	168,500	17,148,245
Total		28,981,445
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	90,000	5,800,500
Maxim Integrated Products, Inc.	147,000	5,869,710
QUALCOMM, Inc.	323,500	22,159,750
Total		33,829,960
Software 2.9%
Electronic Arts, Inc. (a)	36,100	3,082,940
Microsoft Corp.	627,300	36,132,480
Red Hat, Inc. (a)	40,700	3,289,781
Total		42,505,201
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	193,550	21,880,827
TOTAL INFORMATION TECHNOLOGY		209,757,377
MATERIALS 1.9%
Chemicals 1.6%
Dow Chemical Co. (The)	188,400	9,764,772
LyondellBasell Industries NV, Class A	162,700	13,123,382
Total		22,888,154
Metals & Mining 0.3%
Newmont Mining Corp.	101,100	3,972,219
TOTAL MATERIALS		26,860,373
REAL ESTATE 2.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	20,000	2,175,400
American Tower Corp.	22,700	2,572,591
Digital Realty Trust, Inc.	39,800	3,865,376
Equinix, Inc.	15,500	5,583,875
Extra Space Storage, Inc.	92,500	7,345,425
Public Storage	35,900	8,010,726
Simon Property Group, Inc.	26,900	5,568,569
Total		35,121,962
TOTAL REAL ESTATE		35,121,962

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	185,000	$7,512,850
CenturyLink, Inc.	248,600	6,819,098
Verizon Communications, Inc.	275,500	14,320,490
Total		28,652,438
TOTAL TELECOMMUNICATION SERVICES		28,652,438
UTILITIES 3.3%
Electric Utilities 1.4%
Entergy Corp.	153,100	11,747,363
Xcel Energy, Inc.	185,000	7,610,900
Total		19,358,263
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	425,000	6,936,000
NRG Yield, Inc. Class C	40,000	678,400
Total		7,614,400
Multi-Utilities 1.4%
Ameren Corp.	160,000	7,868,800
CenterPoint Energy, Inc.	187,300	4,350,979
Public Service Enterprise Group, Inc.	189,400	7,930,178
Total		20,149,957
TOTAL UTILITIES		47,122,620
Total Common Stocks (Cost: $918,879,241)		$995,387,264

Convertible Preferred Stocks 8.2%
CONSUMER STAPLES 0.8%
Food Products 0.8%
Bunge Ltd., 4.875%	77,500	7,291,433
Post Holdings, Inc., 5.250% (a)	28,000	3,819,088
Total		11,110,521
TOTAL CONSUMER STAPLES		11,110,521
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Anadarko Petroleum Corp., 7.500%	100,000	4,165,000
Hess Corp., 8.000%	92,000	6,056,360
WPX Energy, Inc., 6.250%	70,500	4,384,395
Total		14,605,755
TOTAL ENERGY		14,605,755

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 1.2%
Banks 0.5%
Bank of America Corp., 7.250%	6,000	$7,325,040
Capital Markets 0.7%
AMG Capital Trust II, 5.150%	105,000	5,676,562
Cowen Group, Inc., 5.625%	6,000	4,453,260
Total		10,129,822
TOTAL FINANCIALS		17,454,862
HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.3%
Alere, Inc., 3.000%	13,500	4,535,190
Pharmaceuticals 1.2%
Allergan PLC, 5.500%	13,000	10,681,190
Teva Pharmaceutical Industries Ltd., 7.000%	8,500	6,881,600
Total		17,562,790
TOTAL HEALTH CARE		22,097,980
INFORMATION TECHNOLOGY 0.8%
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc., 6.750%	77,500	7,783,325
Internet Software & Services 0.3%
Mandatory Exchangeable Trust, 5.750% (c)	31,000	4,001,170
TOTAL INFORMATION TECHNOLOGY		11,784,495
MATERIALS 0.6%
Chemicals 0.3%
A. Schulman, Inc., 6.000%	5,500	4,227,960
Metals & Mining 0.3%
Alcoa, Inc., 5.375%	115,000	3,759,350
TOTAL MATERIALS		7,987,310
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., 7.000%	92,500	3,291,150

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp., 5.500%	75,000	$8,219,250
Total		11,510,400
TOTAL REAL ESTATE		11,510,400
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.4%
Frontier Communications Corp., 11.125%	65,000	5,454,150
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc., 5.500%	47,500	3,708,325
TOTAL TELECOMMUNICATION SERVICES		9,162,475
UTILITIES 0.9%
Electric Utilities 0.6%
DTE Energy Co., 6.500%	84,579	4,228,950
Great Plains Energy, Inc., 7.000% (a)	74,000	3,777,700
Total		8,006,650
Multi-Utilities 0.3%
CenterPoint Energy, Inc., 4.184% (a)(d)	71,000	4,069,187
TOTAL UTILITIES		12,075,837
Total Convertible Preferred Stocks (Cost: $119,339,782)		$117,789,635

Limited Partnerships 0.9%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enviva Partners LP	145,000	3,913,550
TOTAL ENERGY		3,913,550
INDUSTRIALS 0.3%
Trading Companies & Distributors 0.3%
Fortress Transportation & Infrastructure Investors LLC	325,000	4,065,750
TOTAL INDUSTRIALS		4,065,750

Issuer	Shares	Value

Limited Partnerships (continued)
UTILITIES 0.4%
Independent Power and Renewable Electricity Producers 0.4%
8Point3 Energy Partners LP	385,000	$5,544,000
TOTAL UTILITIES		5,544,000
Total Limited Partnerships (Cost: $15,419,275)		$13,523,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.8%
Aerospace & Defense 0.5%
ADS Tactical, Inc. (c)
04/01/18	11.000%	7,400,000	7,603,500
Banking 0.8%
Popular, Inc.
07/01/19	7.000%	7,500,000	7,725,000
Synovus Financial Corp. Subordinated (d)
12/15/25	5.750%	4,000,000	4,240,000
Total			11,965,000
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital (c)
10/23/45	6.484%	6,200,000	7,497,796
Chemicals 0.3%
A. Schulman, Inc. (c)
06/01/23	6.875%	4,000,000	4,040,000
Construction Machinery 0.5%
United Rentals North America, Inc.
11/15/24	5.750%	7,400,000	7,677,500
Diversified Manufacturing 1.1%
Gardner Denver, Inc. (c)
08/15/21	6.875%	8,500,000	7,968,750
Hamilton Sundstrand Corp. (c)
12/15/20	7.750%	8,850,000	7,013,625
Total			14,982,375
Gaming 0.5%
Scientific Games International, Inc.
12/01/22	10.000%	8,300,000	7,656,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 1.0%
Goodrich Petroleum Corp. (e)
03/15/18	0.000%	$1,699,000	$237,860
03/15/19	0.000%	3,824,000	23,327
PDC Energy, Inc. (c)
09/15/24	6.125%	2,313,000	2,393,955
Stone Energy Corp.
11/15/22	7.500%	9,300,000	5,324,250
Whiting Petroleum Corp.
10/01/18	6.500%	6,800,000	6,698,000
Total			14,677,392
Media and Entertainment 0.5%
AMC Networks, Inc.
12/15/22	4.750%	1,400,000	1,417,500
04/01/24	5.000%	6,169,000	6,207,556
Total			7,625,056
Metals 0.1%
Alcoa Nederland Holding BV (c)
09/30/24	6.750%	1,056,000	1,096,920
Midstream 0.5%
Blue Racer Midstream LLC/Finance Corp. (c)
11/15/22	6.125%	7,700,000	7,526,750
Oil Field Services 0.3%
Transocean, Inc.
03/15/18	6.000%	4,553,000	4,575,765
Other Industry 0.5%
MasTec, Inc.
03/15/23	4.875%	7,350,000	7,258,125
Pharmaceuticals 1.1%
AMAG Pharmaceuticals, Inc. (c)
09/01/23	7.875%	8,000,000	7,640,000
Valeant Pharmaceuticals International, Inc. (c)
03/01/23	5.500%	8,700,000	7,438,500
Total			15,078,500
Property & Casualty 0.3%
MGIC Investment Corp.
08/15/23	5.750%	3,800,000	3,952,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.3%
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	$2,482,000	$3,176,960
Rite Aid Corp. (c)
04/01/23	6.125%	681,000	734,915
Total			3,911,875
Supermarkets 0.5%
Safeway, Inc.
02/01/31	7.250%	7,512,000	7,455,660
Technology 1.8%
Diebold, Inc. (c)
04/15/24	8.500%	7,700,000	7,979,125
Informatica LLC (c)
07/15/23	7.125%	3,988,000	3,728,780
Micron Technology, Inc.
02/01/25	5.500%	8,000,000	7,840,000
Western Digital Corp. (c)
04/01/24	10.500%	5,600,000	6,496,000
Total			26,043,905
Wirelines 0.7%
Frontier Communications Corp.
01/15/25	6.875%	1,130,000	1,000,050
09/15/25	11.000%	8,060,000	8,412,625
Total			9,412,675
Total Corporate Bonds & Notes (Cost: $174,848,065)			$170,037,544

Convertible Bonds 10.0%
Automotive 0.9%
Navistar International Corp.
10/15/18	4.500%	1,830,000	1,731,638
04/15/19	4.750%	12,459,000	11,563,509
Total			13,295,147
Cable and Satellite 0.5%
DISH Network Corp. (c)
08/15/26	3.375%	7,250,000	7,919,682
Consumer Products 0.6%
Iconix Brand Group, Inc.
03/15/18	1.500%	9,500,000	8,193,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Electric 0.3%
SunPower Corp. (c)
01/15/23	4.000%	$6,700,000	$5,097,695
Health Care 0.7%
Fluidigm Corp.
02/01/34	2.750%	6,500,000	4,033,978
Invacare Corp. (c)
02/15/21	5.000%	4,095,000	3,974,607
Novavax, Inc. (c)
02/01/23	3.750%	3,500,000	1,896,300
Total			9,904,885
Independent Energy 0.9%
Chesapeake Energy Corp.
12/15/38	2.250%	4,718,000	4,393,637
Chesapeake Energy Corp. (c)(f)
10/05/26	5.500%	8,150,000	8,150,000
Total			12,543,637
Media and Entertainment 0.2%
Liberty Interactive LLC (c)
09/30/46	1.750%	3,245,000	3,427,531
Oil Field Services 0.5%
Cobalt International Energy, Inc.
12/01/19	2.625%	6,400,000	3,265,907
Weatherford International Ltd.
07/01/21	5.875%	3,730,000	4,184,594
Total			7,450,501
Other Financial Institutions 0.3%
Walter Investment Management Corp.
11/01/19	4.500%	6,500,000	3,733,438
Other Industry 0.4%
General Cable Corp. Subordinated (d)
11/15/29	4.500%	9,000,000	6,024,375
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	5,050,000	5,533,740

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals 1.5%
ARIAD Pharmaceuticals, Inc. (c)
06/15/19	3.625%	$2,350,000	$3,775,792
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	5,000,000	3,301,000
Clovis Oncology, Inc.
09/15/21	2.500%	2,952,000	2,789,640
Intercept Pharmaceuticals, Inc.
07/01/23	3.250%	3,402,000	3,803,861
Ionis Pharmaceuticals, Inc.
11/15/21	1.000%	5,700,000	5,304,563
PTC Therapeutics, Inc.
08/15/22	3.000%	4,900,000	2,597,000
Total			21,571,856
Property & Casualty 0.6%
MGIC Investment Corp. Junior Subordinated (c)(d)
04/01/63	9.000%	6,850,000	8,464,031
Refining 0.3%
Clean Energy Fuels Corp. (c)
10/01/18	5.250%	4,550,000	3,969,875
Technology 1.5%
CSG Systems International, Inc. (c)
03/15/36	4.250%	3,800,000	4,144,375
Ciena Corp.
12/15/20	4.000%	2,100,000	2,808,750
Ciena Corp. (c)
10/15/18	3.750%	2,300,000	2,919,045
Cypress Semiconductor Corp. (c)
01/15/22	4.500%	4,000,000	4,522,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Microchip Technology, Inc.
02/15/25	1.625%	$5,400,000	$6,885,000
Total			21,279,670
Tobacco 0.4%
Vector Group Ltd. (d)
01/15/19	2.500%	924,000	1,367,428
04/15/20	1.750%	4,200,000	4,771,872
Total			6,139,300
Total Convertible Bonds (Cost: $148,159,708)			$144,549,113

Preferred Debt 1.0%
Banking 1.0%
Citigroup Capital XIII (d)
10/30/40	6.692%	295,000	$7,770,300
Wells Fargo & Co.
12/31/49	7.500%	5,600	7,328,160
Total			15,098,460
Total Preferred Debt (Cost: $13,946,951)			$15,098,460

		Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.382% (g)(h)		8,004,969	$8,004,969
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.200% (g)		29,400,756	29,400,756
Total Money Market Funds (Cost: $37,405,725)			$37,405,725
Total Investments
(Cost: $1,427,998,747) (i)			$1,493,791,041(j)
Other Assets & Liabilities, Net			(48,424,716)
Net Assets			$1,445,366,325

At September 30, 2016, securities totaling $535,184 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	15	USD	8,101,500	12/2016	58,987	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $141,421,219 or 9.78% of net assets.

(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $261,187, which represents 0.02% of net assets.

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,906,344	142,241,370	(139,142,745)	8,004,969	19,483	8,004,969

(i)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $1,427,999,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$137,594,000
Unrealized Depreciation	(71,802,000)
Net Unrealized Appreciation	$65,792,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	102,914,315	—	—	102,914,315
Consumer Staples	81,471,718	—	—	81,471,718
Energy	72,152,497	—	—	72,152,497
Financials	148,729,111	—	—	148,729,111
Health Care	143,854,517	—	—	143,854,517
Industrials	98,750,336	—	—	98,750,336
Information Technology	209,757,377	—	—	209,757,377
Materials	26,860,373	—	—	26,860,373
Real Estate	35,121,962	—	—	35,121,962
Telecommunication Services	28,652,438	—	—	28,652,438
Utilities	47,122,620	—	—	47,122,620
Total Common Stocks	995,387,264	—	—	995,387,264
Convertible Preferred Stocks
Consumer Staples	—	11,110,521	—	11,110,521
Energy	14,605,755	—	—	14,605,755
Financials	7,325,040	10,129,822	—	17,454,862
Health Care	22,097,980	—	—	22,097,980
Information Technology	7,783,325	4,001,170	—	11,784,495
Materials	3,759,350	4,227,960	—	7,987,310
Real Estate	8,219,250	3,291,150	—	11,510,400
Telecommunication Services	9,162,475	—	—	9,162,475
Utilities	—	12,075,837	—	12,075,837
Total Convertible Preferred Stocks	72,953,175	44,836,460	—	117,789,635
Limited Partnerships
Energy	3,913,550	—	—	3,913,550
Industrials	4,065,750	—	—	4,065,750
Utilities	5,544,000	—	—	5,544,000
Total Limited Partnerships	13,523,300	—	—	13,523,300
Corporate Bonds & Notes	—	170,037,544	—	170,037,544
Convertible Bonds	—	144,549,113	—	144,549,113
Preferred Debt	15,098,460	—	—	15,098,460
Money Market Funds	29,400,756	—	—	29,400,756
Investments measured at net asset value
Money Market Funds	—	—	—	8,004,969
Total Investments	1,126,362,955	359,423,117	—	1,493,791,041
Derivatives
Assets
Futures Contracts	58,987	—	—	58,987
Total	1,126,421,942	359,423,117	—	1,493,850,028

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
7,752,271	—	—	7,752,271

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2016